Agreements And Transactions With Affiliates (Narrative) (Details) (USD $)	3 Months Ended								12 Months Ended								12 Months Ended										9 Months Ended				0 Months Ended	12 Months Ended							12 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2011 DCP Midstream, LLC [Member]	Jul. 31, 2010 DCP Midstream, LLC [Member]	Dec. 31, 2011 ConocoPhillips [Member]	Dec. 31, 2010 ConocoPhillips [Member]	Dec. 31, 2009 ConocoPhillips [Member]	Dec. 31, 2011 Spectra Energy [Member] gal	Dec. 31, 2011 East Texas System [Member]	Dec. 31, 2010 East Texas System [Member]	Dec. 31, 2009 East Texas System [Member]	Jan. 03, 2012 East Texas System [Member]	Nov. 14, 2011 East Texas System [Member]	Apr. 30, 2009 East Texas System [Member]	Sep. 16, 2010 Collbran [Member]	Dec. 31, 2011 Collbran [Member]	Dec. 31, 2010 Collbran [Member]	Feb. 28, 2010 Collbran [Member]	Mar. 30, 2012 Southeast Texas [Member]	Dec. 31, 2011 Southeast Texas [Member]	Dec. 31, 2010 Southeast Texas [Member]	Dec. 31, 2009 Southeast Texas [Member]	Mar. 31, 2012 Southeast Texas [Member]	Feb. 27, 2012 Southeast Texas [Member]	Jan. 18, 2012 Southeast Texas [Member]	Jan. 31, 2011 Southeast Texas [Member]	Dec. 31, 2011 DJ Basin NGL Fractionators [Member]	Jan. 03, 2012 East Texas System [Member]	Dec. 31, 2011 East Texas System [Member]	Nov. 04, 2011 East Texas System [Member]	Apr. 30, 2009 East Texas System [Member]	Jul. 31, 2007 East Texas System [Member]	Dec. 31, 2011 East Texas System [Member] DCP Midstream, LLC [Member]	Dec. 31, 2010 Noncontrolling Interests [Member]	Dec. 31, 2011 Commodity Derivative Instruments [Member] DCP Midstream, LLC [Member]	Dec. 31, 2011 Eagle Ford Shale [Member] MMcf
Segment Reporting Information [Line Items]
General and administrative expenses incurred									$ 18,900,000		$ 14,300,000		$ 11,900,000								$ 7,500,000	$ 7,800,000	$ 8,500,000									$ 10,000,000	$ 12,100,000	$ 10,800,000
Other expenses									1,400,000		1,500,000		1,900,000
Percentage of Business Acquired																5.00%								49.90%		25.10%				5.00%	66.67%	33.33%			66.67%			66.67%				49.90%
Business acquisition cash paid																								165,000,000							240,000,000	150,000,000				240,000,000	240,000,000					165,000,000
Ownership percentage																															100.00%	100.00%
Contributions from DCP Midstream, LLC											600,000	[1]	700,000	[2]							18,300,000	13,800,000
Sell of certain surplus equipment net book value																											6,200,000
Proceeds from sell of certain surplus equipment net															2,600,000												3,600,000
Percentage of investment in affiliate																																													49.90%	25.00%
Ownership interest percentage															27.00%		50.00%			50.00%	50.10%				50.10%	25.10%		75.00%	75.00%											49.90%	50.10%		25.10%	25.00%
Distributions to DCP Midstream, LLC									2,600,000
Related Party Transaction, Terms and Manner of Settlement									10
Acquisition fees									125,700,000	[3]	98,300,000	[1]	84,200,000	[2]																									600,000
Parental guarantees issued															6,000,000																																70,000,000
Annual interest on outstanding guarantees																																															0.50%
Supply of propane annually in gallons																				185,000,000
Damage reimburse payment																				17,000,000
Total plant capacity																																																200
Gas processing agreements capacity																																																150
Long-term Purchase Commitment, Time Period																																																15
Business acquisition purchase price	100,800,000								100,800,000																							150,000,000																23,400,000
Value of the plant																																																120,000,000
Settlement receivable															6,600,000						7,800,000
Net income attributable to noncontrolling interests	6,000,000	(400,000)	9,700,000	3,500,000	4,800,000	3,300,000	1,000,000	100,000	18,800,000	[3]	9,200,000	[1]	8,300,000	[2]	4,600,000
Capital reimbursements																	$ 100,000	$ 200,000	$ 600,000

[1]	The financial information as of December 31, 2010 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.
[2]	The financial information as of December 31, 2009 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.
[3]	The financial information as of December 31, 2011 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.